UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23447

Alpha Alternative Assets Fund

(Exact name of registrant as specified in charter)

1615 South Congress Avenue

Suite 103

Delray Beach, Florida 33445

(Address of principal executive offices) (Zip code)

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (949) 326-9796

Date of fiscal year end: September 30

Date of reporting period: July 1, 2022 - June 30, 2023

Item 1 – Proxy Voting Record.

July 1, 2022 -
	The name of the issuer	ticker symbol	CUSIP	shareholder meeting date	A brief identification of the matter voted on	Whether the matter was proposed by the issuer or by a security holder	Whether the registrant cast its vote on the matter	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and	Whether the registrant cast its vote for or against management

1	Ares Capital Corporation	ARCC		4-Aug-22	To authorize the Company, with the approval of its board of directors, to sell or otherwise issue shares of its common stock at a price below its then current net asset value per share subject to the limitations set forth in the proxy statement for the special meeting of stockholders (including, without limitation, that the number of shares issued does not exceed 25% of the Company’s then outstanding common stock)	Issuer	No	NA	NA

2	OFS CREDIT COMPANY INC	OCCI		15-Aug-22	Election of Class I Director to serve until 2025: Bilal Rashid	Issuer	Yes	For	For

					The ratification of the selection of KPMG LLP as our independent registered public accounting firm for the year ending October 31, 2022	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Alpha Alternative Assets Fund

By:	/s/ Jason Sutherland
Jason Sutherland
Treasurer

Date:	August 22, 2023